Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) Percentile $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table provides information in understanding NEO compensation and Company performance as required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss) (millions)	Earnings from Shipping Operations (ESO) (millions)(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,275,366	$5,922,656	$1,856,498	$2,412,331	$202.40	$184.47	$556.45	$670.43
2022	$5,409,147	$10,805,863	$2,207,085	$3,985,834	$141.60	$130.01	$387.90	$484.22
2021	$3,052,550	$2,366,989	$1,342,210	$1,121,434	$53.94	$93.90	$(134.67)	$(15.23)
2020	$3,374,108	$1,229,503	$1,386,334	$561,587	$55.57	$69.36	$(5.53)	$159.22
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Lois Zabrocky (who was our President and Chief Executive Officer for all years presented) in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Ms. Zabrocky, as computed in accordance with Item 402(v) of Regulation S-K (“CAP”).
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jeffrey D. Pribor, James D. Small III, Derek G. Solon and William F. Nugent.

(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.
(5)
The dollar amounts reported in column (g) represent the weighted INSW 2023 peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The TSR group consists of: Ardmore Shipping Corporation (NYSE:ASC); DHT Holdings, Inc. (NYSE:DHT); Euronav NV (NYSE: EURN); Frontline LTD (NYSE: FRO); Scorpio Tankers Inc. (NYSE: STNG); Tsakos Energy Navigation Limited (NYSE:TNP); Teekay Tankers Ltd. ( NYSE:TNK); and TORM plc (NYSE: TRMD).

(6)	The dollar amounts reported in column (i) represent ESO as defined and presented in the CD&A above.

Company Selected Measure Name	ESO
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Lois Zabrocky (who was our President and Chief Executive Officer for all years presented) in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Ms. Zabrocky, as computed in accordance with Item 402(v) of Regulation S-K (“CAP”).
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jeffrey D. Pribor, James D. Small III, Derek G. Solon and William F. Nugent.

Peer Group Issuers, Footnote
(5)
The dollar amounts reported in column (g) represent the weighted INSW 2023 peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The TSR group consists of: Ardmore Shipping Corporation (NYSE:ASC); DHT Holdings, Inc. (NYSE:DHT); Euronav NV (NYSE: EURN); Frontline LTD (NYSE: FRO); Scorpio Tankers Inc. (NYSE: STNG); Tsakos Energy Navigation Limited (NYSE:TNP); Teekay Tankers Ltd. ( NYSE:TNK); and TORM plc (NYSE: TRMD).

PEO Total Compensation Amount	$ 4,275,366	$ 5,409,147	$ 3,052,550	$ 3,374,108
PEO Actually Paid Compensation Amount	$ 5,922,656	10,805,863	2,366,989	1,229,503
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO
Year	2023
Summary Compensation Table Total	$4,275,366
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(2,028,776)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,913,290
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,563,711
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	199,065
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$5,922,656
Our PEO does not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to the PEO.
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.
Fiscal Year 2023
Restricted Stock Units
Stock Price	$37.02 - $45.48
Performance Share Units
Financial Metric Multiplier	100% - 150%
TSR Realized Performance (Percentile)	50P
Volatility	39.6% - 43.4%
Risk-Free Interest Rate	4.1% - 4.7%
Stock Options
Expected Term (years)	1.5 - 2.1
Strike Price	$21.58 - $21.93
Volatility	47.6% - 54.3%
Dividend Yield	10.7% - 18.8%
Risk-Free Interest Rate	3.7% - 4.4%

Non-PEO NEO Average Total Compensation Amount	$ 1,856,498	2,207,085	1,342,210	1,386,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,412,331	3,985,834	1,121,434	561,587
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs
Year	2023
Summary Compensation Table Total	$1,856,498
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($731,003)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$689,392
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$526,027
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$71,417
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$2,412,331
Our non-PEO NEOs do not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to non-PEO NEOs.
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.
Fiscal Year 2023
Restricted Stock Units
Stock Price	$37.02 - $45.48
Performance Share Units
Financial Metric Multiplier	100% - 150%
TSR Realized Performance (Percentile)	50P
Volatility	39.6% - 43.4%
Risk-Free Interest Rate	4.1% - 4.7%
Stock Options
Expected Term (years)	1.5 - 2.1
Strike Price	$21.58 - $21.93
Volatility	47.6% - 54.3%
Dividend Yield	10.7% - 18.8%
Risk-Free Interest Rate	3.7% - 4.4%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Market Measures 1. Earnings from Shipping Operations 2. Return on Invested Capital 3. Total Shareholder Return
Total Shareholder Return Amount	$ 202.4	141.6	53.94	55.57
Peer Group Total Shareholder Return Amount	184.47	130.01	93.9	69.36
Net Income (Loss)	$ 556,450,000	$ 387,900,000	$ (134,670,000)	$ (5,530,000)
Company Selected Measure Amount	670,430,000	484,220,000	(15,230,000)	159,220,000
PEO Name	Ms. Lois Zabrocky	Ms. Lois Zabrocky	Ms. Lois Zabrocky	Ms. Lois Zabrocky
Additional 402(v) Disclosure
The Company operates in the maritime tanker shipping industry, which is a highly cyclical business where results often reflect an underlying commodity-based rate environment. Accordingly, the results of our business can fluctuate significantly from time to time, driven by changes in shipping rates and vessel valuations that can be caused by, among other things, geopolitical events, global or regional conflicts, government action and regulatory developments, in the global capital markets, environmental incidents and various other factors discussed in detail in our Annual Report. As part of its effort to appropriately align compensation incentives to management performance, the Compensation Committee annually evaluates and implements both fixed and variable components of compensation. Due, however, to the volatile nature of the industry, variable compensation actually paid can be significantly affected (either positively or negatively) by short-to-medium-term changes in market rates and INSW stock performance.

Stock Price, Minimum, Restricted Stock Units | $ / shares	$ 37.02
Stock Price, Maximum, Restricted Stock Units | $ / shares	$ 45.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multipliers, Minimum for Performance Share Units	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multipliers, Maximum for Performance Share Units	150.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Performance Share Units | Percentile	50
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Volatility Rate, Minimum for Performance Share Units	39.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Volatility Rate, Maximum for Performance Share Units	43.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Performance Share Units	4.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Performance Share Units	4.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum for Stock Option	1 year 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum for Stock Option	2 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Strike Price, Minimum for Stock Option | $ / shares	$ 21.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Strike Price, Maximum for Stock Option | $ / shares	$ 21.93
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Volatility Rate, Minimum for Stock Option	47.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Volatility Rate, Maximum for Stock Option	54.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Rate, Minimum for Stock Option	10.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Rate, Maximum for Stock Option	18.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Stock Option	3.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Stock Option	4.40%
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings from Shipping Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,028,776)
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,913,290
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,563,711
PEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,065
PEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(731,003)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,392
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	526,027
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,417
Non-PEO NEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0